Note 3 - Investment Securities (Tables)	12 Months Ended
Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Schedule of Available-for-sale Securities Reconciliation [Table Text Block]
(Dollars in thousands)	December 31, 2014
	Amortized	Gross Unrealized		Estimated
	Cost	Gains	Losses	Fair Value
Available for sale
Mortgage backed
Government sponsored enterprises	$24,915	$103	$80	$24,938
Municipal securities	3,924	260	-	4,184
Other	8,208	37	2,098	6,147

Total	$37,047	$400	$2,178	$35,269
	December 31, 2013
	Amortized	Gross Unrealized		Estimated
Available for sale	Cost	Gains	Losses	Fair Value
Mortgage backed
Government sponsored enterprises	$30,889	$80	$1,100	$29,869
Municipal securities	3,918	150	-	4,068
Other	8,199	-	2,314	5,885
Total	$43,006	$230	$3,414	$39,822

Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Table Text Block]
(Amounts in thousands)	December 31, 2014
	Less than		Twelve Months
	Twelve Months		or More		Total
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses

Mortgage backed	$-	$-	$15,990	$80	$15,990	$80
Other	-	-	1,610	2,098	1,610	2,098

Total	$-	$-	$17,600	$2,178	$17,600	$2,178
	December 31, 2013
	Less than		Twelve Months
	Twelve Months		or More		Total
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses

Mortgage backed	$26,394	$1,100	$-	$-	$26,394	$1,100
Other	3,948	52	1,437	2,262	5,385	2,314

Total	$30,342	$1,152	$1,437	$2,262	$31,779	$3,414

Schedule of Financial Instruments Owned and Pledged as Collateral [Table Text Block]
Tranche	Current Balance	Required Overcollateralization %	Current Overcollateralization %
A	$174,860	128.0%	134.6%
B	38,805	115.0%	110.1%
C	47,957	106.2%	89.9%
D	28,109	100.3%	81.2%
Income Notes	18,000	N/A	N/A

Unrealized Gain (Loss) on Investments [Table Text Block]
December 31, 2014
(Amounts in thousands)
	Security A	Security B

Amortized Cost	$1,822	$1,737
Fair Value	$1,195	$313
Unrealized Loss	$627	$1,424
Number of underlying financial institution issuers	47	40
Number of deferrals and defaults	10	13
Additional expected deferrals/ defaults(1)	N/A	0/2
Excess Subordination as a percentage of performing collateral(2)	26.77%	N/A

Investments Classified by Contractual Maturity Date [Table Text Block]
	Amortized	Fair
	Cost	Value
Due after five but within ten years	$2,328	$2,460
Due after ten years	5,654	3,732
Mortgage backed	24,915	24,938
Equity securities with no maturity	4,150	4,139
Total investment securities available-for-sale	$37,047	$35,269

Realized Gain (Loss) on Investments [Table Text Block]
(Amounts in thousands)	Twelve Months Ending December 31,
	2014	2013

Proceeds	$3,229	$8,310
Gross Gains	109	105